Impairment of Long-Lived Assets (Details) - USD ($) $ in Millions	3 Months Ended						12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Impairment of Long Lived Assets [Line Items]
Tangible and Intangible Asset Impairment Charges	$ 183	$ 46	$ 45	$ 107	$ 36	$ 13	$ 91	$ 156
Corporate
Impairment of Long Lived Assets [Line Items]
Tangible and Intangible Asset Impairment Charges	139						5	12
Automotive Experience | Interiors
Impairment of Long Lived Assets [Line Items]
Tangible and Intangible Asset Impairment Charges							45	57
Automotive Experience | Seating
Impairment of Long Lived Assets [Line Items]
Tangible and Intangible Asset Impairment Charges	27						7	22
Power Solutions
Impairment of Long Lived Assets [Line Items]
Tangible and Intangible Asset Impairment Charges								18
Building Efficiency | Building Efficiency Rest of World
Impairment of Long Lived Assets [Line Items]
Tangible and Intangible Asset Impairment Charges	16						$ 34	44
Building Efficiency | Building Efficiency Systems and Service North America
Impairment of Long Lived Assets [Line Items]
Tangible and Intangible Asset Impairment Charges	$ 1
Building Efficiency | Building Efficiency Products North America
Impairment of Long Lived Assets [Line Items]
Tangible and Intangible Asset Impairment Charges								$ 3
Discontinued Operations | Automotive Experience Electronics
Impairment of Long Lived Assets [Line Items]
Tangible and Intangible Asset Impairment Charges			$ 43